Fair Value Measurements (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other-than-temporary impairment charge	$ 0.7	$ 0.7	$ 0.0	$ 0.0	$ 0.8
Promissory notes receivable from founding members					25.0
Other investments	6.8	6.8	5.4	$ 2.5
Founding Members [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Promissory notes receivable from founding members	16.7	16.7	$ 16.7		8.3
AC JV, LLC [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Remaining value of impaired investments	$ 0.0	$ 0.0
AC JV, LLC [Member] | Founding Members [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Promissory notes receivable from founding members					$ 25.0